ASSET MANAGEMENT AND OTHER SERVICES (Details) $ in Thousands	Dec. 31, 2025 ARS ($) instrument	Dec. 31, 2024 ARS ($) instrument
Premier Renta CP en Pesos
ASSET MANAGEMENT AND OTHER SERVICES
Portfolio	$ 848,342,095	$ 1,318,329,583
Mutual Funds, Net Worth	$ 846,006,675	$ 1,315,785,330
Number of Units | instrument	19,804,672,281	37,855,465,497
Premier Renta Plus en Pesos
ASSET MANAGEMENT AND OTHER SERVICES
Portfolio	$ 4,317,611	$ 7,515,585
Mutual Funds, Net Worth	$ 4,242,597	$ 7,314,429
Number of Units | instrument	26,806,879	43,958,215
Premier Renta Fija Ahorro
ASSET MANAGEMENT AND OTHER SERVICES
Portfolio	$ 108,026,538	$ 170,099,695
Mutual Funds, Net Worth	$ 105,860,805	$ 167,911,762
Number of Units | instrument	1,689,201,074	5,655,719,913
Premier Renta Fija Crecimiento
ASSET MANAGEMENT AND OTHER SERVICES
Portfolio	$ 3,885,599	$ 41,601,626
Mutual Funds, Net Worth	$ 3,882,196	$ 41,575,251
Number of Units | instrument	819,321,553	8,317,856,855
Premier Renta Variable
ASSET MANAGEMENT AND OTHER SERVICES
Portfolio	$ 15,392,704	$ 28,656,035
Mutual Funds, Net Worth	$ 15,292,830	$ 28,487,701
Number of Units | instrument	11,054,818	18,349,372
Premier FCI Abierto Pymes
ASSET MANAGEMENT AND OTHER SERVICES
Portfolio	$ 16,143,160	$ 14,160,799
Mutual Funds, Net Worth	$ 15,146,323	$ 13,985,901
Number of Units | instrument	138,990,435	139,528,670
Premier Commodities
ASSET MANAGEMENT AND OTHER SERVICES
Portfolio	$ 9,840,126	$ 4,709,019
Mutual Funds, Net Worth	$ 9,155,592	$ 4,661,171
Number of Units | instrument	24,543,351	16,554,885
Premier Capital
ASSET MANAGEMENT AND OTHER SERVICES
Portfolio	$ 17,357,793	$ 38,826,221
Mutual Funds, Net Worth	$ 16,893,663	$ 38,447,256
Number of Units | instrument	113,633,582	273,412,236
Premier Inversin
ASSET MANAGEMENT AND OTHER SERVICES
Portfolio	$ 581,357	$ 2,676,454
Mutual Funds, Net Worth	$ 577,392	$ 2,673,138
Number of Units | instrument	53,914,673	199,211,087
Premier Balanceado
ASSET MANAGEMENT AND OTHER SERVICES
Portfolio		$ 2,327
Mutual Funds, Net Worth		1,029
Premier Renta Mixta
ASSET MANAGEMENT AND OTHER SERVICES
Portfolio	$ 16,365,327	15,745,550
Mutual Funds, Net Worth	$ 13,166,414	$ 15,688,128
Number of Units | instrument	223,735,897	421,471,713
Premier Renta Mixta en USD
ASSET MANAGEMENT AND OTHER SERVICES
Portfolio	$ 14,023,037	$ 20,710,458
Mutual Funds, Net Worth	$ 13,983,976	$ 20,577,351
Number of Units | instrument	9,519,900	15,844,726
Premier Performance en USD
ASSET MANAGEMENT AND OTHER SERVICES
Portfolio	$ 72,307,212	$ 122,475,304
Mutual Funds, Net Worth	$ 71,967,393	$ 121,320,799
Number of Units | instrument	29,454,473	60,957,323
Premier Global USD
ASSET MANAGEMENT AND OTHER SERVICES
Portfolio	$ 111,402	$ 277,081
Mutual Funds, Net Worth	$ 103,352	$ 270,291
Number of Units | instrument	84,820	185,545
Premier Estrategico
ASSET MANAGEMENT AND OTHER SERVICES
Portfolio	$ 9,116,480	$ 21,820,371
Mutual Funds, Net Worth	$ 9,107,510	$ 21,799,934
Number of Units | instrument	341,690,142	832,710,848
Premier Corto Plazo en USD
ASSET MANAGEMENT AND OTHER SERVICES
Portfolio	$ 29,763,068
Mutual Funds, Net Worth	$ 29,755,966
Number of Units | instrument	20,236,593